AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2020 (Unaudited)

Principal
Amount		Value
	U.S. TREASURY NOTES — 31.3%
	United States Treasury Notes
$5,000,000	2.250%, 2/15/2021	$5,012,030
	TOTAL U.S. TREASURY NOTES
	(Cost $4,997,388)	5,012,030

Number of Shares
	SHORT-TERM INVESTMENTS — 59.0%
9,438,047	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01%[1]	9,438,047
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,438,047)	9,438,047

	TOTAL INVESTMENTS — 90.3%
	(Cost $14,435,435)	14,450,077
	Other Assets in Excess of Liabilities — 9.7%	1,552,915
	TOTAL NET ASSETS — 100.0%	$16,002,992

[1]	The rate is the annualized seven-day yield at period end.

AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

FUTURES CONTRACTS
				Value at	Unrealized
	Expiration	Number of	Notional	December 31,	Appreciation
Long Contracts	Date	Contracts	Value	2020	(Depreciation)
Commodity Futures
CBOT Corn[1]	March 2021	24	$502,200	$580,800	$78,600
CBOT Soybean[1]	March 2021	15	916,125	983,250	67,125
CBOT Soybean Oil[1]	March 2021	28	634,200	712,320	78,120
CBOT Wheat[1]	March 2021	10	303,125	320,250	17,125
CMX Copper[1]	March 2021	6	492,000	527,850	35,850
CMX Silver[1]	March 2021	2	244,000	264,120	20,120
ICE Canola[1]	March 2021	189	2,176,096	2,358,172	182,076
LME Lead[1]	March 2021	7	350,900	349,081	(1,819)
LME Primary Aluminum[1]	March 2021	11	559,625	543,812	(15,813)
LME Primary Nickel[1]	March 2021	2	192,156	199,296	7,140
LME Zinc[1]	March 2021	8	553,600	549,866	(3,734)
NYBOT Cotton #2[1]	March 2021	14	500,850	546,840	45,990
NYBOT Sugar #11[1]	March 2021	24	414,758	416,371	1,613
NYMEX Palladium[1]	March 2021	1	235,610	245,380	9,770
NYMEX Platinum[1]	April 2021	4	206,480	215,840	9,360

Currency Futures
Canadian Dollar	March 2021	25	1,954,150	1,958,500	4,350
CME Australian Dollar	March 2021	19	1,411,985	1,463,000	51,015
CME British Pound	March 2021	22	1,834,250	1,878,113	43,863
CME Euro	March 2021	13	1,977,267	1,989,975	12,708
CME Japanese Yen	March 2021	6	721,845	726,675	4,830
CME Mexican Peso	March 2021	21	524,160	522,270	(1,890)
CME Swiss Franc	March 2021	15	2,113,875	2,122,875	9,000
Indian Rupee	January 2021	36	2,428,920	2,457,540	28,620
New Zealand Dollar	March 2021	20	1,408,600	1,437,600	29,000

Index Futures
CME E-mini S&P 500	March 2021	3	549,105	562,320	13,215
CME NASDAQ 100 E-Mini	March 2021	2	496,044	515,420	19,376
FTSE China A50	March 2021	40	671,600	709,560	37,960
ICF FTSE 100 Index	March 2021	2	130,160	127,753	(2,407)
MSCI Emerging Markets	March 2021	9	561,825	579,690	17,865
SGX Nikkei 225	March 2021	7	93,467,500	93,494,109	26,609

Interest Rate Futures
CBOT 10-Year U.S. Treasury Note	March 2021	46	6,353,032	6,351,594	(1,438)
CBOT 5-Year U.S. Treasury Note	March 2021	36	4,533,464	4,541,906	8,442
CBOT U.S. Long Bond	March 2021	3	525,703	519,562	(6,141)
EUX Euro-BTP Italian Government Bond	March 2021	27	4,088,070	4,107,860	19,790
EUX Euro-Bund	March 2021	16	2,843,200	2,842,027	(1,173)
EUX Euro-Buxl 30-Year Bond	March 2021	3	674,940	675,893	953
ICF Long Gilt	March 2021	4	537,000	544,056	7,056
Total Long Contracts			138,088,420	138,941,546	853,126

Short Contracts
Commodity Futures
CME Lean Hogs[1]	February 2021	(5)	(135,650)	(140,550)	(4,900)
LME Primary Aluminum[1]	March 2021	(3)	(150,075)	(148,312)	1,763
LME Zinc[1]	March 2021	(3)	(209,700)	(206,200)	3,500

Currency Futures
Brazil Real	February 2021	(46)	(894,700)	(884,350)	10,350
Swedish Krona	March 2021	(12)	(10,109,940)	(10,078,713)	31,227
Total Short Contracts			(11,500,065)	(11,458,125)	41,940

TOTAL FUTURES CONTRACTS			$126,588,355	$127,483,421	$895,066

[1]	This investment is a holding of AXS Chesapeake Strategy Fund Limited.